Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	June 30, 2026	December 31, 2025
Equipment, fixtures and furniture	$83,790	$87,916
Less: accumulated depreciation	(33,142)	(28,576)
Total	$50,648	$59,340